Expense Example {- Fidelity Freedom® 2010 Fund} - 03.31 Fidelity Freedom Funds Combo PRO - Class K6-10 - Fidelity Freedom® 2010 Fund - Class K6	May 28, 2022 USD ($)
Expense Example:
1 year	$ 39
3 years	120
5 years	208
10 years	$ 467